Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON SELECT FUNDS
Entity Central Index Key	0001096012
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000243995
Shareholder Report [Line Items]
Fund Name	AHL Trend ETF
Trading Symbol	AHLT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Trend ETF for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 833-471-3562.
Additional Information Phone Number	833-471-3562
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AHL Trend ETF	$45	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.96%	[1]
AssetsNet	$ 47,491,089
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 219,374
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$47,491,089
# of Portfolio Holdings	8
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$219,374
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Crude Oil	Long	11.1
Silver	Long	10.1
Gold	Long	7.8
Copper	Long	5.1
Currencies	Header	% of VaR
Euro/US Dollar	Long/Short	6.5
UK Sterling/US Dollar	Long/Short	4.0
Japanese Yen/US Dollar	Short/Long	3.8
Australian Dollar/US Dollar	Long/Short	3.7
Swiss Franc/US Dollar	Long/Short	0.8
Equities	Header	% of VaR
S&P 500 Index	Long	10.7
NASDAQ 100 Index	Long	6.5
FTSE 100	Long	5.9
Euro-STOXX	Long	5.0
DAX Index	Long	4.8
Fixed Income	Header	% of VaR
US Treasuries	Short	3.0
Euro-BUND	Short	1.4
Gilts	Short	0.9
Euro-BOBL	Long	0.1

Asset Class Exposure % of VaR*

Value	Value
Stocks	40.8
Commodities	34.1
Currencies	19.7
Bonds and Rates	5.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Largest Holdings [Text Block]

Top Ten Exposures % of VaR*

Crude Oil	Long	11.1
S&P 500 Index	Long	10.7
Silver	Long	10.1
Gold	Long	7.8
Euro/US Dollar	Long/Short	6.5
NASDAQ 100 Index	Long	6.5
FTSE 100	Long	5.9
Copper	Long	5.1
Euro-STOXX	Long	5.0
DAX Index	Long	4.8

Material Fund Change [Text Block]
C000247981
Shareholder Report [Line Items]
Fund Name	GLG Natural Resources ETF
Trading Symbol	MGNR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon GLG Natural Resources ETF for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 833-471-3562.
Additional Information Phone Number	833-471-3562
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLG Natural Resources ETF	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[2]
AssetsNet	$ 172,154,019
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 533,522
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,154,019
# of Portfolio Holdings	51
Portfolio Turnover Rate	40%
Total Management Fees Paid	$533,522

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	56.9
Foreign Common Stocks	43.1

Country Exposure - % Equities

Value	Value
Argentina	1.2
Ivory Coast	1.5
South Africa	1.9
Zambia	2.0
China	2.2
Norway	2.5
United Kingdom	3.0
Germany	6.8
Canada	22.0
United States	56.9

Sector Allocation - % Equities

Value	Value
Information Technology	1.4
Utilities	3.6
Industrials	10.4
Consumer Staples	11.2
Energy	19.5
Materials	53.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Coeur Mining, Inc.	4.1
Kinross Gold Corp.	3.8
Permian Resources Corp.	3.7
Siemens Energy AG	3.6
Hudbay Minerals, Inc.	3.4
Methanex Corp.	3.2
Smurfit WestRock PLC	3.1
BASF SE	3.0
GE Vernova, Inc.	2.9
Talen Energy Corp.	2.8

Material Fund Change [Text Block]
C000257150
Shareholder Report [Line Items]
Fund Name	Ionic Inflation Protection ETF
Trading Symbol	CPII
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ionic Inflation Protection ETF for the period of May 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 833-471-3562.
Additional Information Phone Number	833-471-3562
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ionic Inflation Protection ETF	$18	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.70%	[3]
AssetsNet	$ 10,576,023
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 17,904
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Total Net Assets	$10,576,023
# of Portfolio Holdings	9
Portfolio Turnover Rate	1%
Total Management Fees Paid	$17,904

Holdings [Text Block]

Asset Allocation - % Investments

U.S. Treasury Obligations	98.2
Investment Companies	1.0
Interest Rate Swaptions	0.5
Inflation Swap	0.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 10/15/2025	12.9
U.S. Treasury Inflation-Indexed Notes, 0.375%, Due 7/15/2027	12.8
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 4/15/2027	12.7
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 4/15/2026	12.3
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 7/15/2026	12.1
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 10/15/2026	12.1
U.S. Treasury Inflation-Indexed Notes, 0.625%, Due 1/15/2026	11.6
U.S. Treasury Inflation-Indexed Notes, 0.375%, Due 1/15/2027	11.2
2-Year Interest Rate Swap, 5.220%, Due 1/13/2027	0.3
Centrally Cleared Inflation Swap, 2.610%, Due 1/15/2030	0.3

Excludes cash equivalents.

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.